UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07117

Morgan Stanley Limited Duration Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	April 30, 2008

Date of reporting period:	July 31, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Limited Duration Fund

Portfolio of Investment July 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	CORPORATE BONDS (41.5%)
	Aerospace & Defense (0.3%)
$325	Bae Systems Holdings Inc. - 144A*	4.75%	08/15/10	$319,963
55	Raytheon Co.	6.75	08/15/07	55,022
				374,985
	Air Freight/Couriers (0.2%)
245	FedEx Corp.	5.50	08/15/09	245,301

	Beverages: Alcoholic (0.4%)
460	Miller Brewing Co. - 144A*	4.25	08/15/08	453,629

	Building Products (0.2%)
200	Masco Corp.	4.625	08/15/07	199,908

	Cable/Satellite TV (1.1%)
710	Comcast Cable Communications, Inc.	6.875	06/15/09	727,563
427	Cox Communications Inc.	5.91	12/14/07	427,795
				1,155,358
	Chemicals: Major Diversified (0.3%)
275	ICI Wilmington Inc.	4.375	12/01/08	270,434

	Containers/Packaging (0.1%)
145	Sealed Air Corp. - 144A*	6.95	05/15/09	148,733

	Department Stores (0.5%)
160	Federated Department Stores, Inc.	6.30	04/01/09	161,307
340	JC Penney Corp., Inc.	7.375	08/15/08	344,413
				505,720
	Drugstore Chains (0.4%)
100	CVS Corp.	3.875	11/01/07	99,512
355	CVS Corp.	4.00	09/15/09	344,943
				444,455
	Electric Utilities (7.0%)
475	Baltimore Gas & Electric Co.	6.625	03/15/08	478,193
1,175	Carolina Power & Light Company Inc.	6.80	08/15/07	1,175,465
710	Columbus Southern Power Co.	4.40	12/01/10	688,149
315	Consumers Energy Co.	4.80	02/17/09	312,064
285	Detroit Edison Co. (The)	6.125	10/01/10	291,147
350	Dominion Resources Inc.	5.687	05/15/08	350,526
335	Duke Energy Corp.	3.75	03/05/08	331,754
185	Entergy Gulf States, Inc.	3.60	06/01/08	182,158
295	Entergy Gulf States, Inc.	5.76	12/01/09	295,086
605	FPL Group Capital Inc.	5.551	02/16/08	605,658
1,090	Pacific Gas & Electric Co.	3.60	03/01/09	1,060,861
595	Peco Energy Co.	3.50	05/01/08	587,087
450	Southwestern Public Service Co. (Series A)	6.20	03/01/09	454,552
375	Texas-New Mexico Power Co.	6.25	01/15/09	378,660
345	Wisconsin Electric Power Co.	3.50	12/01/07	342,866
				7,534,226
	Finance/Rental/Leasing (3.3%)
840	American Honda Finance Corp. - 144A*	3.85	11/06/08	825,342
300	Capmark Financial Group - 144A*	5.875	05/10/12	280,806
695	CIT Group Inc. (Series MTN)	4.75	08/15/08	688,120
710	Countrywide Home Loans, Inc. (Series L)	3.25	05/21/08	695,331
415	Residential Capital Corp.	6.00	02/22/11	382,809
190	Residential Capital Corp.	6.375	06/30/10	178,974
600	SLM Corp.	4.00	01/15/10	562,251
				3,613,633
	Financial Conglomerates (2.1%)
85	Chase Manhattan Corp.	6.00	02/15/09	85,806
145	Chase Manhattan Corp.	7.00	11/15/09	150,234
165	Citigroup Inc.	4.625	08/03/10	162,599
485	Citigroup Inc.	3.625	02/09/09	474,449
325	JPMorgan Chase & Co.	6.75	02/01/11	338,844
1,045	Pricoa Global Funding I - 144A*	3.90	12/15/08	1,021,981
				2,233,913
	Food Retail (0.6%)
290	Fred Meyer, Inc.	7.45	03/01/08	293,130
290	Safeway Inc.	7.50	09/15/09	301,852
				594,982
	Food: Major Diversified (1.3%)
565	General Mills Inc.	3.875	11/30/07	562,209

485	Kraft Foods Inc.	4.125		11/12/09	470,291
405	Sara Lee Corp.	2.75		06/15/08	395,303
					1,427,803
	Gas Distributors (1.4%)
170	Keyspan Corp.	4.90		05/16/08	169,364
320	NiSource Finance Corp.	5.93	+	11/23/09	320,249
1,025	Sempra Energy	4.75		05/15/09	1,015,654
					1,505,267
	Home Improvement Chains (0.3%)
330	Home Depot Inc.	5.485	+	12/16/09	329,146

	Household/Personal Care (0.5%)
510	Clorox Co. (The)	5.485	+	12/14/07	510,270

	Industrial Conglomerates (0.4%)
400	Textron Financial Corp.	4.125		03/03/08	397,403

	Investment Banks/Brokers (1.0%)
1,055	Goldman Sachs Group Inc. (The)	4.125		01/15/08	1,048,647

	Life/Health Insurance (1.8%)
585	John Hancock Financial Services, Inc.	5.625		12/01/08	587,785
630	Met Life Global - 144A*	4.625		08/19/10	620,348
355	Monumental Global Funding II - 144A*	3.85		03/03/08	351,442
350	Monumental Global Funding II - 144A*	4.375		07/30/09	343,727
					1,903,302
	Major Banks (4.9%)
800	Bank of America Corp.	3.375		02/17/09	779,062
755	HBOS Treasury Services PLC - 144A* (United Kingdom)	5.625		07/20/09	761,768
850	HSBC Finance Corp.	6.75		05/15/11	885,267
355	MBNA Corp. (Series F)	5.786	+	05/05/08	356,303
315	Popular North America, Inc. (Series F)	5.65		04/15/09	314,718
585	Suntrust Bank Atlanta	4.55		05/25/09	579,293
565	Unicredit Luxembourg Finance S.A. - 144A* (Luxembourg)	5.41	+	10/24/08	565,355
700	Wachovia Corp.	5.35		03/15/11	696,053
365	Wells Fargo & Co.	3.12		08/15/08	355,119
					5,292,938
	Major Telecommunications (1.4%)
490	AT&T Inc.	5.456	+	02/05/10	490,948
325	Deutsche Telekom International Finance BV (Netherlands)	8.00		06/15/10	347,390
280	Sprint Nextel Corp.	5.76	+	06/28/10	279,926
425	Telecom Italia Capital SA (Luxembourg)	4.875		10/01/10	415,902
					1,534,166
	Managed Health Care (0.4%)
480	UnitedHealth Group Inc.	4.125		08/15/09	470,209

	Media Conglomerates (0.8%)
400	Time Warner, Inc.	5.59	+	11/13/09	400,425
155	Viacom Inc.	5.71	+	06/16/09	155,556
300	Viacom Inc.	5.75		04/30/11	299,202
					855,183
	Medical Specialties (0.8%)
605	Baxter International, Inc.	5.196		02/16/08	604,080
310	Hospira, Inc.	5.84	+	03/30/10	310,996
					915,076
	Motor Vehicles (0.6%)
345	DaimlerChrysler North American Holdings Co.	5.79	+	03/13/09	345,850
295	DaimlerChrysler North American Holdings Co.	4.05		06/04/08	290,794
					636,644
	Multi-Line Insurance (1.3%)
540	American General Finance Corp. (Series H)	4.625		09/01/10	531,601
125	AXA Financial, Inc.	6.50		04/01/08	125,792
490	Hartford Financial Services Group, Inc. (The)	5.55		08/16/08	490,832
310	International Lease Finance Corp. (Series Q)	4.625		06/02/08	307,745
					1,455,970
	Oil & Gas Pipelines (0.5%)
555	Enbridge Energy Parners, LP	4.00		01/15/09	544,130

	Oil Refining/Marketing (0.4%)
495	Valero Energy Corp.	3.50		04/01/09	479,983

	Other Metals/Minerals (0.4%)
370	Brascan Corp. (Canada)	8.125		12/15/08	383,232

	Property - Casualty Insurers (1.6%)
815	Mantis Reef Ltd. - 144A* (Australia)	4.692		11/14/08	808,008
255	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	254,414
405	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	404,950
300	XLLIAC Global Funding - 144A*	4.80		08/10/10	294,530
					1,761,902

	Railroads (1.4%)
425	Burlington North Santa Fe Railway Co.	6.125		03/15/09	430,118
1,120	Union Pacific Corp. (Series E)	6.79		11/09/07	1,122,960
					1,553,078
	Real Estate Development (0.7%)
372	World Financial Properties - 144A*	6.91		09/01/13	381,672
328	World Financial Properties - 144A*	6.95		09/01/13	337,309
					718,981
	Real Estate Investment Trusts (0.6%)
355	iStar Financial Inc.	5.71	+	03/09/10	355,694
330	Simon Property Group LP	6.375		11/15/07	330,479
					686,173
	Regional Banks (0.5%)
510	Banco Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625		11/03/09	537,177

	Restaurants (0.5%)
500	Tricon Global Restaurants, Inc.	7.65		05/15/08	507,858

	Savings Banks (1.0%)
475	Sovereign BanCorp Inc.	5.59	+	03/23/10	475,080
150	Sovereign Bank (Series CD)	4.00		02/01/08	148,934
155	Washington Mutual Inc.	4.00		01/15/09	151,866
310	Washington Mutual Inc.	8.25		04/01/10	330,866
					1,106,746
	Wireless Telecommunications (0.5%)
580	Vodafone Group PLC (United Kingdom)	5.45	+	12/28/07	580,271

	TOTAL CORPORATE BONDS (Cost $45,999,621)				44,916,832

	Collateralized Mortgage Obligations (33.7%)
	U.S. Government Agencies - Collateralized Mortgage Obligations (2.9%)
1,224	Federal Home Loan Mortgage Corp. 2182 ZC	7.5		09/15/29	1,278,717
1,004	Federal National Mortgage Assoc. 2005-27 NA (PAC)	5.5		01/25/24	1,001,262
835	Federal National Mortgage Assoc. 2005-52 PA (PAC)	6.5		06/25/35	861,615

	Total U.S. Government Agencies- Collateralized Mortgage Obligations				3,141,594

	Private Issues - Collateralized Mortgage Obligations (30.8%)
787	Bank of America Funding Corp. - 2006-H 3A1	6.218	+	09/20/46	790,847
551	Bear Stearns Alt -A Tst - 2003-3 3A	5.67	+	10/25/33	552,980
	Bear Stearns Mortgage Funding Trust
774	2006-AR1 1A2	5.57	+	07/25/36	771,735
918	2006-AR3 1A1	5.5	+	10/25/36	920,013
	Countrywide Alternative Loan Trust
862	2005-58 A2	5.71	+	12/20/35	865,812
618	2006-0A1 1A2	5.62	+	03/20/46	619,260
3,239	2005-81 X1 (IO)	1.520	+	02/25/37	159,423
36	2006-0A6N N1-144A*	5.25		07/25/46	36,185
628	2006-0A14 2A1	5.51	+	11/25/46	626,406
651	2006-0A22 A2	5.53	+	02/25/47	651,333
1,019	2006-0A16 A3	5.57	+	10/25/46	1,018,513
456	2005-76 2A2	6.729	+	02/25/36	458,564
3,919	2006-0A1 2X (IO)	1.998	+	03/20/46	152,992
3,616	Countrywide Home Loans - 2004-25 1X (IO)	1.216	+	02/25/35	74,579
864	DSLA Mortgage Loan Trust - 2006-AR2 2A1A	5.52	+	11/19/37	866,089
716	First Horizon Alternative Mortgage Sec. -2006-FA8 1A7	6.00		02/25/37	717,827
	Greenpoint Mortgage Funding Trust
698	2006-AR2 4A1	7.022	+	03/25/36	714,630
1,671	2005-AR3 X1 (IO)	1.836	+	08/25/45	47,001
2,899	2005-AR4 X4 (IO)	1.737	+	10/25/45	81,521
	GS Mortgage Securities Corp.
215	2007-NIM1 N1 - 144A*	6.25		08/25/46	214,457
45	2006-NIM3 N1 - 144A*	6.41		06/25/46	45,125
	Harborview Mortgage Loan Trust
988	2006-10 2A1B	5.56	+	11/19/36	985,171
657	2006-7 2A1B	5.57	+	10/19/37	658,609
795	2006-8 2A1B	5.57	+	08/21/36	795,764
686	2006-1 2A1A	5.56	+	03/19/37	687,327
#	2006-5 PO2 (PO)	0.00		07/19/47	10
2,966	2006-5 X2 (IO)	1.878	+	07/19/47	103,814
3,240	2005-2 X (IO)	1.394	+	05/19/35	67,328
2,172	2005-16 X1 (IO)	1.933	+	01/19/36	61,094
5,424	2005-16 X3 (IO)	1.703	+	01/19/36	137,293
2,790	2005-3 X2 (IO)	1.081	+	06/19/35	56,671
230	2005-9, B1	5.92	+	06/20/35	231,099
2	2006-1 PO1 (PO)	0.00		03/19/37	1,613

1,132	2006-12 2A2B	5.57	+	01/19/38	1,136,863
1,546	2005-16 4A1A	7.022	+	01/19/36	1,569,470
3,938	2006-1 X1 (IO)	1.734	+	03/19/37	167,355
	Harborview NIM Corp.
23	2006-7A N1 - 144A*	6.409		09/19/36	23,280
249	2006-14 N1 - 144A*	6.409		03/19/38	247,800
117	2006-9A N1	6.409		11/19/36	116,324
156	2007-1A N1 - 144A*	6.409		03/19/37	155,480
247	2006-12 N1 - 144A*	6.409		12/19/36	245,310
207	Indymac Index Mortgage Loan Trust 2004-AR3 B1	5.82	+	07/25/34	206,881
35	Indymac Index NIM Corp. 2006-AR6 N1 - 144A*	6.654		06/25/46	34,639
55	Lehman XS Net Interest Margin Notes 2006-GP1 A1 -144A*	6.250		05/28/46	54,168
	Luminent Mortgage Trust
759	2006-6 A1	5.52	+	10/25/46	761,078
580	2006-1 A1	5.56	+	04/25/36	581,854
592	2006-2 A1B	5.6	+	02/25/46	593,423
38	Rali NIM Corp. 2006-Q04 N1 - 144A*	6.05		04/25/46	37,824
	Residential Accredit Loans Inc.
290	2006-Q01 2A1	5.59	+	02/25/46	290,160
457	2006-Q01 2A2	5.65	+	02/25/46	458,471
286	2006-Q01 1A1	5.58	+	02/25/46	286,360
762	2006-QH1 A1	5.51	+	12/25/36	765,024
948	2006-Q06 A2	5.55	+	06/25/46	947,095
892	2006-QO10 A2	5.52	+	01/25/37	890,868
1,053	2007-QH1 A2	5.51	+	02/25/37	1,052,688
494	2007-Q04 A2	5.58	+	05/25/47	494,956
296	2007-Q04 A23	5.62	+	05/25/47	297,135
	Structured Asset Mortgage Investments Inc.
483	2006-AR1 2A2	5.63	+	02/25/36	484,761
753	2006-AR2 A2	5.63	+	02/25/36	756,427
902	2006-AR8 A1A	5.52	+	10/25/36	904,077
787	2007-AR2 1A2	5.51	+	02/25/37	788,997
	Washington Mutual Mortgage Pass-Through Certificates
890	2005-AR13 A1B3	5.68	+	10/25/45	891,327
908	2005-AR15 A1B3	5.66	+	11/25/45	909,779
347	2005-AR8 2AB3	5.68	+	07/25/45	348,245
671	2006-AR6 2A	5.982	+	08/25/46	671,706
1,197	2006-AR9 1A	6.022	+	08/25/46	1,199,665
3,024	2004-AR10 X (IO)	1.272	+	07/25/44	49,609
4,239	2004-AR12 X (IO)	1.138	+	10/25/44	70,202
1,566	2004-AR8 X (IO)	1.315	+	06/25/44	24,963
	Washington Mutual Alternative Loan Trust Mortgage Pass-Through Certificates,
726	2006-AR2 A1A	5.962	+	04/25/46	726,733

	Total Private Issues - Collateralized Mortgage Obligations				33,412,082

	Total Collateralized Mortgage Obligations (Cost $37,448,017)				36,553,676

	Commercial Mortgage-Backed Securities (0.8%)
250	Citigroup Commercial Mortgage Trust 2007-C6 A1	5.622		12/10/49	251,641
650	JP Morgan Chase CMBS 2007-LD11 A1	5.651		06/15/49	655,791
	Total Commercial Mortgage-Backed Securities (Cost $902,246)				907,432

	U.S. Government Agencies - Mortgage-Backed Securities (15.4%)
1,059	Federal Home Loan Mortgage Corp.	7.50		10/01/26-08/01/32	1,106,401
1,004	Federal Home Loan Mortgage Corp. ARM	4.156		08/01/34	1,010,996
6	Federal Home Loan Mortgage Corp. PC Gold	6.50		07/01/29-09/01/29	5,613
1,421	Federal Home Loan Mortgage Corp. PC Gold	7.50		01/01/30-07/01/32	1,482,084
240	Federal National Mortgage Assoc.	5.671		06/01/34	240,709
826	Federal National Mortgage Assoc.	6.50		01/01/29-07/01/32	842,374
1,296	Federal National Mortgage Assoc.	7.00		02/01/26-04/01/33	1,344,674
520	Federal National Mortgage Assoc.	7.50		09/01/29-09/01/32	542,713
529	Federal National Mortgage Assoc. ARM	4.132		09/01/34	530,136
1,138	Federal National Mortgage Assoc. ARM	4.208		05/01/35	1,154,622
1,083	Federal National Mortgage Assoc. ARM	4.282		04/01/35	1,081,054
910	Federal National Mortgage Assoc. ARM	4.313		05/01/35	925,673
473	Federal National Mortgage Assoc. ARM	4.552		04/01/35	471,923
1,453	Federal National Mortgage Assoc. ARM	4.708		09/01/35	1,434,305
1,203	Federal National Mortgage Assoc. ARM	4.742		07/01/35	1,189,944
501	Federal National Mortgage Assoc. ARM	5.106		07/01/34	503,184
488	Federal National Mortgage Assoc. ARM	6.888		07/01/33	495,978
1,058	Government National Mortgage Assoc. II	5.375	+	06/20/22-05/20/23	1,069,867
968	Government National Mortgage Assoc. II	5.50	+	08/20/29-09/20/29	977,070
252	Government National Mortgage Assoc. II	6.125	+	10/20/24-12/20/24	255,241
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $16,755,964)				16,664,561

	Asset-Backed Securities (7.4%)
	Finance/Rental/Leasing
275	Aegis Asset Backed Securities Trust 2004-2 B1	7.32	+	06/25/34	221,512
350	Ameriquest Mortgage Securities Inc. 2004-R7 M5	6.47	+	08/25/34	345,482
1,000	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	997,918
1,125	Capital Auto Receivables Asset Trust 2007-SN1 A3A	5.38		07/15/10	1,129,112
1,154	Chase Manhattan Auto Owner Trust 2004-A A4	2.83		09/15/10	1,142,278
575	CIT Equipment Collateral 2006-VT2 A3	5.07		02/20/10	574,451
950	Ford Credit Auto Owner Trust 2007-A A3A	5.40		08/15/11	955,391
1,414	Harley-Davidson Motorcycle Trust 2003-3 A2	2.76		05/15/11	1,404,553
725	Hertz Vehicle Financing LLC 2005-2A A2 - 144A*	4.93		02/25/10	722,197
150	Home Equity Asset Trust 2004-3 B1	7.42	+	08/25/34	141,252
425	Park Place Securities Inc. 2004-MCW1 M7	7.17	+	10/25/34	398,778

	Total Asset-Backed Securities (Cost $8,155,793)				8,032,924

	Short-Term Investments (0.7%)
	U.S. Government Obligation (a) (0.2%)
196	U.S. Treasury Bill ** (Cost $195,640)				195,640

	Investment Company (0.5%)
499	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (b) (Cost $498,880)				498,880

	Total Short-Term Investments (Cost $694,520)				694,520

	TOTAL INVESTMENTS (Cost $109,956,161) (c) (d)			99.5%	107,769,945
	OTHER ASSETS IN EXCESS OF LIABILITIES			0.5	543,198
	NET ASSETS			100.0%	$108,313,143

ARM	Adjustable Rate Mortgage. Interest rate in effect as of July 31, 2007.
IO	Interest Only Security.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
PC	Participation Certificate.
PO	Principal Only Security.
#	Amount less than one thousand.
*	Resale is restricted to qualified institutional investors.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $90,800.
+	Floating rate security; rate shown is the rate in effect at July 31, 2007.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $6,008 for the period ended July 31, 2007.

(c)	Securities have been designated as collateral in an amount equal to $39,973,319 in connection with securities purchased on a forward commitment basis, open futures contracts and open swap contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $144,842 and the aggregate gross unrealized depreciation is $2,331,058, resulting in net unrealized depreciation of $2,186,216.

Futures Contracts Open at July 31, 2007:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

107	Long	U.S. Treasury Note 10 year, September 2007	$11,494,141	$19,050

39	Long	U.S. Treasury Note 5 year, September 2007	4,113,281	62,520

75	Short	U.S. Treasury Bond 20 year, September 2007	(8,254,688)	(71,989)

111	Short	U.S. Treasury Note 2 year, September 2007	(22,748,063)	(139,462)

		Net Unrealized Depreciation		$(129,881)

Credit Default Swap Contracts Open at July 31, 2007:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	PAY/RECEIVE	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	FIXED RATE	DATE	(DEPRECIATION)

Goldman Sachs International
Southwest Airlines Co.	Buy	$350	0.22%	December 20, 2011	$3,346

Goldman Sachs International
Dell Inc.	Buy	300	0.22	March 20, 2012	(255)

Citibank, N.A., New York
Covidien Limited	Buy	113	0.43	March 20, 2012	(554)

Citibank, N.A., New York
Covidien Limited	Buy	50	0.43	March 20, 2012	(244)

Citibank, N.A., New York
Tyco Electronics	Buy	113	0.43	March 20, 2012	1,267

Citibank, N.A., New York
Tyco Electronics	Buy	50	0.43	March 20, 2012	559

Citibank, N.A., New York
Tyco International Limited	Buy	113	0.43	March 20, 2012	1,267

Citibank, N.A., New York
Tyco International Limited	Buy	50	0.43	March 20, 2012	559

Goldman Sachs International
Dow Jones CDX.NA.IG8	Sell	800	0.35	June 20, 2012	—
				Net Unrealized Appreciation	$5,945

Interest Rate Swap Contracts at July 31, 2007;

	NOTIONAL	PAYMENTS			UNREALIZED
	AMOUNT	RECEIVED	PAYMENTS	TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000’s)	BY FUND	MADE BY FUND	DATE	(DEPRECIATION)

JPMorgan Chase Bank N.A. New York	$2,250	Fixed Rate 5.391%	Floating Rate 5.36%	June 6, 2009	$10,688

JPMorgan Chase Bank N.A. New York	2,260	Fixed Rate 5.486	Floating Rate 5.36	June 14, 2009	14,758

JPMorgan Chase Bank N.A. New York	2,300	Fixed Rate 5.364	Floating Rate 5.36	June 28, 2009	10,511

JPMorgan Chase Bank N.A. New York	2,225	Fixed Rate 5.357	Floating Rate 5.36	July 13, 2009	10,257

JPMorgan Chase Bank N.A. New York	2,200	Fixed Rate 5.078	Floating Rate 5.356	August 1, 2009	(1,291)
				Net Unrealized Appreciation	$44,923

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 200

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2007